Expense Example - Kensington Defender Fund - Kensington Defender Fund Class R	Jan. 22, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 277
Expense Example, with Redemption, 3 Years	$ 873